FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
TON payable to settle put rights exercised	$ 1,425
Put right liability	7,105
Level 1 [Member]
IfrsStatementLineItems [Line Items]
Digital assets at fair value, TON liquid	126
Digital assets at fair value, TON locked
TON payable to settle put rights exercised
Put right liability
Warrant liability
Level 2 [Member]
IfrsStatementLineItems [Line Items]
Digital assets at fair value, TON liquid
Digital assets at fair value, TON locked
TON payable to settle put rights exercised
Put right liability
Warrant liability
Level 3 [Member]
IfrsStatementLineItems [Line Items]
Digital assets at fair value, TON liquid
Digital assets at fair value, TON locked	2,366
TON payable to settle put rights exercised	1,425
Put right liability	7,105
Warrant liability	$ 192	$ 1,952